Finance Leases - Additional Information (Details) $ in Millions	Nov. 30, 2018	Oct. 25, 2018	Jun. 26, 2018	Sep. 30, 2020 item	Jan. 30, 2018 USD ($)	May 30, 2017 USD ($)
Number Of Finance Lease Facility | item				6
Vessels [Member]
Number of vessel in operation | item				12
Japanese Leases No.1 and 2 [Member]
Sellers Credit Note						$ 2.9
Japanese Leases No.1 and 2 [Member] | Other Noncurrent Assets [Member] | Finance Liability [Member]
Sellers Credit Note						$ 2.9
Japanese Lease No.3 [Member]
Sellers Credit Note					$ 1.4
Japanese Lease No.3 [Member] | Finance Liability [Member]
Sellers Credit Note					$ 1.4
Japanese Lease No.4 [Member]
Finance Lease Expiry Period	2029
Debt Instrument, Basis Spread on Variable Rate	3.20%
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 3.20%
CMBFL Leases No.1 to 4 [Member]
Finance Lease Expiry Period		2025
Debt Instrument, Basis Spread on Variable Rate		3.00%	3.10%
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 3.00%	LIBOR plus 3.10%
Ocean Yield ASA [Member]
Finance Lease Expiry Period		2030
Debt Instrument, Basis Spread on Variable Rate		4.50%
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 4.50%
China Huarong Leases [Member]
Finance Lease Expiry Period	2025
Debt Instrument, Basis Spread on Variable Rate	3.50%
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 3.50%